Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests.
Non-controlling interests

24 Non-controlling interests

As of December 31, 2022, the Group has no non-controlling interests, since in 2022 the Group acquired the remaining 10% of Centogene GmbH (Austria). In addition, with the decision to cease COVID-19 operations as of March 31, 2022, Centogene terminated its cooperation agreement with Dr. Bauer GmbH and the control over Dr. Bauer GmbH ceased; Centogene no longer meets the criteria of the control model under IFRS 10 as it no longer has exposure to variable returns and the ability to use power to affect returns through COVID-19 operations (see note 4).

Dec 31, 2021	Centogene GmbH, Vienna	Dr. Bauer Laboratoriums GmbH
in EUR k
Net assets/(liabilities)	(528)	245
Carrying amount of non‑controlling interests	(53)	—
Revenue	—	109,015
Profit/(loss)	(6)	98
Profit/(loss) allocated to non‑controlling interests	(1)	98

Dec 31, 2020	Centogene GmbH, Vienna	Dr. Bauer Laboratoriums GmbH
in EUR k
Net assets/(liabilities)	(522)	148
Carrying amount of non‑controlling interests	(52)	—
Revenue	—	55,596
Profit/(loss)	(1)	122
Profit/(loss) allocated to non‑controlling interests	—	122